Consolidated Statement of Stockholders' Deficit - USD ($) $ in Thousands	Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit
Beginning balance, shares (in thousands) at Dec. 31, 2017	1,260	50,118
Beginning balance, amount at Dec. 31, 2017	$ 13	$ 50	$ 521,305	$ (269,499)
Issuance of warrants			8,304
Issuance of common stock for convertible notes, shares (in thousands)		162
Issuance of common stock for convertible notes, amount		$ 0	325
Issuance of common stock for compensation, shares (in thousands)		370
Issuance of common stock for compensation, amount		$ 1	9,693
Beneficial conversion feature on convertible notes			544
Net loss				(259,186)
Ending balance, shares (in thousands) at Dec. 31, 2018	1,260	50,650
Ending balance, amount at Dec. 31, 2018	$ 13	$ 51	540,171	(528,685)
Issuance of preferred stock, shares (in thousands)	1,190
Issuance of preferred stock, amount	$ 12		1,128
Issuance of common stock for convertible notes, shares (in thousands)		2,741
Issuance of common stock for convertible notes, amount		$ 3	1,160
Issuance of common stock for compensation, shares (in thousands)		13,500
Issuance of common stock for compensation, amount		$ 13	5,047
Beneficial conversion feature on convertible notes			158
Net loss				(37,177)
Ending balance, shares (in thousands) at Sep. 30, 2019	2,450	66,891
Ending balance, amount at Sep. 30, 2019	$ 25	$ 67	547,653	(565,862)
Beginning balance, shares (in thousands) at Dec. 31, 2018	1,260	50,650
Beginning balance, amount at Dec. 31, 2018	$ 13	$ 51	540,171	(528,685)
Issuance of common stock for convertible notes, shares (in thousands)		34,848
Issuance of common stock for convertible notes, amount		$ 3	2,357
Issuance of common stock for preferred stock, shares (in thousands)	1,190
Issuance of common stock for preferred stock, amount	$ 12		1,139
Issuance of common stock for compensation, shares (in thousands)		15,650
Issuance of common stock for compensation, amount		$ 16	5,293
Beneficial conversion feature on convertible notes			158
Net loss				(38,647)
Ending balance, shares (in thousands) at Dec. 31, 2019	2,450	69,785
Ending balance, amount at Dec. 31, 2019	$ 25	$ 70	548,096	(567,332)
Issuance of common stock for convertible notes, shares (in thousands)		3,147
Issuance of common stock for convertible notes, amount		$ 3	626
Issuance of common stock for settlement of litigation, shares (in thousands)		3,500
Issuance of common stock for settlement of litigation, amount		$ 4	1,909
Issuance of warrants for compensation			180
Issuance of common stock for compensation, shares (in thousands)		1,086
Issuance of common stock for compensation, amount		$ 1	146
Beneficial conversion feature on convertible notes			27
Net loss				(13,363)
Ending balance, shares (in thousands) at Sep. 30, 2020	2,450	77,518
Ending balance, amount at Sep. 30, 2020	$ 25	$ 78	$ 550,984	$ (580,695)